TIMOTHY PLAN CONSERVATIVE GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.3%
	EQUITY - 39.3%
16,481	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 369,222
50,831	Timothy Plan International ETF(a)	1,029,861
59,927	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	1,397,379
20,677	Timothy Plan US Small Cap Core ETF(a)	572,831
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,683,169)	3,369,293

	OPEN END FUNDS — 60.4%
	EQUITY - 5.4%
50,063	Timothy Plan International Fund, Class A(a)	458,575

	FIXED INCOME - 47.8%
395,048	Timothy Plan Fixed Income Fund, Class A(a)	3,523,826
71,860	Timothy Plan High Yield Bond Fund, Class A(a)	573,446
		4,097,272
	MIXED ALLOCATION - 7.2%
49,260	Timothy Plan Defensive Strategies Fund, Class A(a)	616,729

	TOTAL OPEN END FUNDS (Cost $5,845,799)	5,172,576

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
22,803	Fidelity Government Portfolio, Class I, 2.73%(b) (Cost $22,803)	22,803

	TOTAL INVESTMENTS - 100.0% (Cost $9,551,771)	$ 8,564,672
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	934
	NET ASSETS - 100.0%	$ 8,565,606

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.

TIMOTHY PLAN STRATEGIC GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 57.8%
	EQUITY - 57.8%
51,917	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 1,163,091
145,614	Timothy Plan International ETF(a)	2,950,213
116,190	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	2,709,318
44,227	Timothy Plan US Small Cap Core ETF(a)	1,225,256
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,049,314)	8,047,878

	OPEN END FUNDS — 42.9%
	EQUITY - 8.0%
121,233	Timothy Plan International Fund, Class A(a)	1,110,494

	FIXED INCOME - 25.4%
298,845	Timothy Plan Fixed Income Fund, Class A(a)	2,665,694
110,406	Timothy Plan High Yield Bond Fund, Class A(a)	881,044
		3,546,738
	MIXED ALLOCATION - 9.5%
105,411	Timothy Plan Defensive Strategies Fund, Class A(a)	1,319,744

	TOTAL OPEN END FUNDS (Cost $6,983,440)	5,976,976

	TOTAL INVESTMENTS - 100.7% (Cost $16,032,754)	$ 14,024,854
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(104,095)
	NET ASSETS - 100.0%	$ 13,920,759

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.